UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number  811-10319

                                  MUTUALS.com
               (Exact name of registrant as specified in charter)

                         700 N. Pearl Street, Suite 900
                              Dallas, Texas 75201
              (Address of principal executive offices) (Zip code)

                                   Dan Ahrens
                        U.S. Bancorp Fund Services, LLC
                      615 East Michigan Street, 2nd Floor
                           Milwaukee, Wisconsin 53202
                    (Name and address of agent for service)

                                 (800) 688-8257
               Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2005

Date of reporting period:  March 31, 2005

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

ANNUAL March 31, 2005

                                  MUTUALS.COM

GENERATION WAVE    AGGRESSIVE GROWTH FUND (GWAGX)

GENERATION WAVE    GROWTH FUND (GWGFX)

GENERATION WAVE    ALTERNATIVE GROWTH FUND (GWLGX)

                   Each a series of MUTUALS.com

INVESTMENT ADVISOR

MUTUALS ADVISORS, INC.

MUTUALS ADVISORS, INC.
PLAZA OF THE AMERICAS
700 NORTH PEARL STREET,
SUITE 900
DALLAS, TEXAS 75201

PHONE:1-866-264-8783
WEB:  WWW.MUTUALS.COM

(MUTUALS.COM LOGO)

                               TABLE OF CONTENTS

LETTER TO SHAREHOLDERS                                                       3
EXPENSE EXAMPLE                                                              5
GENERATION WAVE AGGRESSIVE GROWTH FUND
  INVESTMENT HIGHLIGHTS                                                      7
  PORTFOLIO OF INVESTMENTS                                                   9
GENERATION WAVE GROWTH FUND
  INVESTMENT HIGHLIGHTS                                                     10
  PORTFOLIO OF INVESTMENTS                                                  12
GENERATION WAVE ALTERNATIVE GROWTH FUND
  INVESTMENT HIGHLIGHTS                                                     13
  PORTFOLIO OF INVESTMENTS                                                  15
STATEMENTS OF ASSETS AND LIABILITIES                                        16
STATEMENTS OF OPERATIONS                                                    17
STATEMENTS OF CHANGES IN NET ASSETS                                         18
FINANCIAL HIGHLIGHTS                                                        21
NOTES TO FINANCIAL STATEMENTS                                               24
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                     29
ADDITIONAL INFORMATION                                                      30

                             LETTER TO SHAREHOLDERS

                                                                    May 20, 2005

Dear Fellow Shareholders,

There's a mixed bag to report this year for the Generation Wave Funds. As of March 31, 2005, the MUTUALS.com Generation Wave Growth Fund (GWGFX), the largest Generation Wave Fund, received a 5-STAR OVERALL MORNINGSTAR RATINGTM among 1,056 Large-Cap Growth funds (derived from a weighted average of the Fund's three-year risk adjusted return measures). For the past three years, the Generation Wave Growth Fund ranked in the top 10% out of 1,056 funds and for the one-year period, the Fund ranked in the top 24% among 1,329 funds tracked by Morningstar (based on weighted average performance figures).

On the other hand, the overall market and economy have been rather uninteresting, appearing to be weighed down by oil prices and interest rates. In the past twelve months, the technology sector has lagged, and the healthcare and financial sectors have shown mediocre returns at best - leading to uninspiring recent returns for the Generation Wave Funds. Do I expect that trend to continue? Absolutely not. Although I'll never offer exact market predictions (there's no crystal ball), I do expect at least one of these three primary target areas (technology, healthcare, financial) to take a leadership position moving forward. While it's anybody's guess exactly which area may lead the way in the coming year, I will always attempt to keep our "fund of funds" portfolios invested in some of the best possible mutual funds available. I encourage investors to look up our underlying fund holdings by ticker symbol. I think you'll be impressed. Many of our fund holdings are "institutional level" funds or are funds that are closed to new investors. These fund holdings may not otherwise be available to you as an individual investor.

I believe our Funds have done the job they're designed to do. Each of our Funds has still out-performed the S&P 500 Index since its inception date. More detailed return information is contained on pages 7, 10 and 13.

As a Fund shareholder, I hope you are pleased with the continued improvements I am implementing in service and communication (including the new format of this report). For those who invest directly with the Funds, rather than through outside brokerage firms, I hope you've taken advantage of our new online account access, as well as options to conveniently invest directly from your bank account (either by EFT or ACH). Please call our shareholder service department at 866-264-8783 for assistance. Your suggestions for additional improvements are always welcome.

PLEASE REMEMBER THAT DETAILED FUND INFORMATION INCLUDING HOLDINGS AND PERFORMANCE, UPDATED MONTHLY, IS ALWAYS AVAILABLE AT WWW.GENWAVEFUNDS.COM. IT IS ALSO AVAILABLE THROUGH WWW.MUTUALS.COM, UNDER THE LINK FOR GENERATION WAVE FUNDS.

Thank you for your continued support.

Sincerely,

/s/Dan Ahrens

Dan Ahrens, President
Mutuals Advisors, Inc.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. One cannot invest directly in an index.

Opinions expressed are those of Mutuals Advisors, Inc. and are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

Mutual fund investing involves risk; loss of principal is possible. This report is intended for shareholder use only and must be preceded or accompanied by a prospectus. Read it carefully before investing or sending money.

Automatic Investment Plans do not assure a profit and do not protect against a loss in declining markets.

BECAUSE EACH OF THE FUNDS IS A "FUND OF FUNDS", YOUR COST OF INVESTING IN THE FUNDS WILL GENERALLY BE HIGHER THAN THE COST OF INVESTING DIRECTLY IN THE SHARES OF THE MUTUAL FUNDS IN WHICH THEY INVEST. BY INVESTING IN THE FUNDS, YOU WILL INDIRECTLY BEAR YOUR SHARE OF ANY FEES AND EXPENSES CHARGED BY THE UNDERLYING FUNDS, IN ADDITION TO INDIRECTLY BEARING THE PRINCIPAL RISKS OF THOSE FUNDS. PLEASE REFER TO THE PROSPECTUS FOR MORE INFORMATION ABOUT THE FUNDS, INCLUDING RISKS, FEES AND EXPENSES.

Morningstar Rankings represent a fund's total-return percentile rank relative to all funds that have the same Morningstar Category. The highest percentile rank is 1 and the lowest is 100. It is based on Morningstar total return, which includes both income and capital gains or losses and is not adjusted for sales charges or redemption fees.

Morningstar Ratings reflect a fund's historical risk-adjusted performance in comparison to similar funds as of March 31, 2005 and are subject to change every month. Morningstar Ratings are based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance, including the effects of any sales charges, loads or redemption fees, and place more emphasis on downward variations and rewarding consistent performance. The top ten percent (10%) of funds in each category receive five (5) stars, the next twenty-two percent (22%) receive four (4) stars, the next thirty-five percent (35%) receive three (3) stars, the next twenty-two percent (22%) receive two (2) stars and the bottom ten percent (10%) receive one (1) star. Generation Wave Growth Fund received 5 stars among 1,056 large cap growth funds for the three-year period.

(c) 2005 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

Quasar Distributors, LLC, distributor.

EXPENSE EXAMPLE

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/1/04 - 3/31/05).

ACTUAL EXPENSES

The first line of the following tables provides information about actual account values and actual expenses. Although the Funds charge no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds' transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares of the Funds within six months of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, advisory fees, shareholder servicing fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                  Generation Wave Aggressive Growth Fund
                            ---------------------------------------------------
                                                               Expenses Paid
                               Beginning        Ending         During Period
                             Account Value   Account Value   October 1, 2004 -
                            October 1, 2004 March 31, 2005  March 31, 2005*<F1>
                            --------------- --------------  -------------------
Actual                         $1,000.00       $1,048.90           $7.66
Hypothetical
  (5% return before expenses)  $1,000.00       $1,017.45           $7.54

*<F1> Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

                                        Generation Wave Growth Fund
                            ---------------------------------------------------
                                                               Expenses Paid
                               Beginning        Ending         During Period
                             Account Value   Account Value   October 1, 2004 -
                            October 1, 2004 March 31, 2005  March 31, 2005*<F2>
                            --------------- --------------  -------------------
Actual                         $1,000.00       $1,070.40           $7.74
Hypothetical
  (5% return before expenses)  $1,000.00       $1,017.45           $7.54

*<F2> Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

                                  Generation Wave Alternative Growth Fund
                            ---------------------------------------------------
                                                               Expenses Paid
                               Beginning        Ending         During Period
                             Account Value   Account Value   October 1, 2004 -
                            October 1, 2004 March 31, 2005  March 31, 2005*<F3>
                            --------------- --------------  -------------------
Actual                         $1,000.00       $1,069.10           $7.74
Hypothetical
  (5% return before expenses)  $1,000.00       $1,017.45           $7.54

*<F3> Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

GENERATION WAVE AGGRESSIVE GROWTH FUND

INVESTMENT HIGHLIGHTS

The investment objective of the Fund is capital appreciation over the long term without regard to income. Under normal market conditions, the Fund seeks to achieve its investment objective by investing primarily in shares of other mutual funds. In turn, those mutual funds invest primarily in equity securities of U.S. and/or foreign companies with a wide range of market capitalization. The Advisor selects the mutual funds in which the Fund invests by applying its unique combination of objective and subjective criteria to over 12,000 mutual funds available on the market.

The Fund will tend to have concentrated positions in a variety of equity funds and those funds may have concentrated positions among certain sectors or asset classes that the Advisor believes are likely to benefit from demographic, economic and lifestyle trends. The Fund, at times, will invest in a mix of large-cap, small/mid-cap, and international equity funds focused in the technology, financial services or health care sectors. The Fund may also invest, in certain circumstances, in some other combination of funds and sectors. The Fund's sector breakdown at March 31, 2005 is shown below.

                     SECTOR BREAKDOWN  % of Net Assets*<F4>

                    Financial Services                 22.9%
                    Technology                         18.2%
                    Biotechnology                       6.4%
                    Health Care                        27.6%
                    Leisure Industry                    6.6%
                    International                      15.5%
                    U.S. Treasury                       3.0%

*<F4>  Excludes net liabilities

                                        AGGRESSIVE
                                          GROWTH         S&P 500 INDEX
                                        ----------       -------------
          Six months                      4.89%              6.88%
          One year                        0.29%              6.69%
          Three year
            average annual                2.29%              2.73%
          Average annual since
            inception 6/21/01             1.07%              0.44%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-866-264-8783 OR VISITING WWW.MUTUALS.COM.

The returns shown on the graph and table assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. One cannot invest directly in an index. Sector allocations are subject to change.

        HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

      Date        Generation Wave Aggressive Growth Fund       S&P 500 Index
      ----        --------------------------------------       -------------
    6/21/2001*<F5>                $10,000                         $10,000
    6/30/2001                     $10,200                          $9,899
    9/30/2001                      $8,530                          $8,446
   12/31/2001                     $10,140                          $9,349
    3/31/2002                      $9,729                          $9,375
    6/30/2002                      $8,132                          $8,119
    9/30/2002                      $6,616                          $6,716
   12/31/2002                      $7,198                          $7,283
    3/31/2003                      $6,833                          $7,053
    6/30/2003                      $8,329                          $8,139
    9/30/2003                      $9,077                          $8,354
   12/31/2003                     $10,027                          $9,372
    3/31/2004                     $10,381                          $9,530
    6/30/2004                     $10,178                          $9,694
    9/30/2004                      $9,926                          $9,513
   12/31/2004                     $10,876                         $10,391
    3/31/2005                     $10,411                         $10,168

*<F5>  Inception Date

PORTFOLIO OF INVESTMENTS

GENERATION WAVE AGGRESSIVE GROWTH FUND
March 31, 2005                                            Ticker Symbol:  GWAGX

DOMESTIC EQUITY FUNDS                                       SHARES     MARKET VALUE     % OF TOTAL
---------------------                                       ------     ------------     ----------
AIM Leisure Fund - Investor Class                           24,703      $ 1,124,953           6.6%
Evergreen Health Care Fund - Class I                       123,925        2,198,434          12.9%
FBR Small Cap Financial Fund - Class A                      48,624        1,570,562           9.3%
Franklin Biotechnology Discovery Fund - Class A*<F6>        23,996        1,084,854           6.4%
Franklin Mutual Financial Services Fund - Class Z          115,016        2,317,564          13.6%
North Track PSE Tech 100 Index Fund - Class A*<F6>         146,675        3,087,499          18.2%
Vanguard Health Care Fund - Admiral Class                   47,367        2,500,500          14.7%
                                                                        -----------         ------
   TOTAL DOMESTIC EQUITY FUNDS (COST $12,491,914)                        13,884,366          81.7%
                                                                        -----------         ------

INTERNATIONAL EQUITY FUNDS
Matthews China Fund                                         92,528        1,310,194           7.7%
Matthews Korea Fund                                        301,480        1,329,527           7.8%
                                                                        -----------         ------
   TOTAL INTERNATIONAL EQUITY FUNDS (COST $1,899,761)                     2,639,721          15.5%
                                                                        -----------         ------

MONEY MARKET FUND
Federated Treasury Obligations Fund - Class IS             511,184          511,184           3.0%
                                                                        -----------         ------
   TOTAL MONEY MARKET FUND (COST $511,184)                                  511,184           3.0%
                                                                        -----------         ------

TOTAL INVESTMENTS (COST $14,902,859)                                     17,035,271         100.2%
Liabilities, less Other Assets                                              (32,969)        (0.2)%
                                                                        -----------         ------
NET ASSETS                                                              $17,002,302         100.0%
                                                                        -----------         ------
                                                                        -----------         ------

*<F6>  Non-income producing

              See accompanying notes to the financial statements.

GENERATION WAVE GROWTH FUND
(Unaudited)

INVESTMENT HIGHLIGHTS

The investment objective of the Fund is capital appreciation over the long term while at times providing a low level of current income. Under normal market conditions, the Fund seeks to achieve its investment objective by investing primarily in shares of other mutual funds. In turn, those mutual funds invest primarily in equity securities of U.S. and/or foreign companies with a wide range of market capitalization. The Advisor selects the mutual funds in which the Fund invests by applying its unique combination of objective and subjective criteria to over 12,000 mutual funds available on the market.

The Fund will typically invest in equity funds, which are similar or identical to those used by one or more of the other Funds and may include any type of equity fund (e.g., international equity, technology or health care). The Fund will allocate its assets to less aggressive equity funds (or to aggressive equity funds in lesser percentages) as compared to the Generation Wave Aggressive Growth Fund, and also may at times add fixed-income funds to the allocation, thus diminishing the risk and volatility as compared to the Generation Wave Aggressive Growth Fund. The Fund's sector breakdown at March 31, 2005 is shown below.

                     SECTOR BREAKDOWN  % of Net Assets*<F7>

                    Financial Services                 25.9%
                    Technology                         11.9%
                    Health Care                        29.4%
                    Growth & Income                    22.1%
                    International                       9.8%
                    U.S. Treasury                       1.1%

*<F7>  Excludes net liabilities

                                          GROWTH         S&P 500 INDEX
                                          ------         -------------
          Six months                      7.04%              6.88%
          One year                        3.85%              6.69%
          Three year
            average annual                3.76%              2.73%
          Average annual since
            inception 6/21/01             2.40%              0.44%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-866-264-8783 OR VISITING WWW.MUTUALS.COM.

The returns shown on the graph and table assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. One cannot invest directly in an index. Sector allocations are subject to change.

        HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

        Date              Generation Wave Growth Fund          S&P 500 Index
        ----              ---------------------------          -------------
      6/21/2001*<F8>                $10,000                       $10,000
      6/30/2001                     $10,210                        $9,899
      9/30/2001                      $8,740                        $8,446
     12/31/2001                     $10,020                        $9,349
      3/31/2002                      $9,790                        $9,375
      6/30/2002                      $8,430                        $8,119
      9/30/2002                      $6,870                        $6,716
     12/31/2002                      $7,480                        $7,283
      3/31/2003                      $7,148                        $7,053
      6/30/2003                      $8,515                        $8,139
      9/30/2003                      $9,123                        $8,354
     12/31/2003                     $10,176                        $9,372
      3/31/2004                     $10,530                        $9,530
      6/30/2004                     $10,399                        $9,694
      9/30/2004                     $10,216                        $9,513
     12/31/2004                     $11,300                       $10,391
      3/31/2005                     $10,935                       $10,168

*<F8>  Inception Date

PORTFOLIO OF INVESTMENTS

GENERATION WAVE GROWTH FUND
March 31, 2005                                            Ticker Symbol:  GWGFX

DOMESTIC BALANCED FUND                                      SHARES     MARKET VALUE     % OF TOTAL
----------------------                                      ------     ------------     ----------
Calamos Growth and Income Fund - Class A                    99,829      $ 2,934,973           9.3%
                                                                        -----------         ------
   TOTAL DOMESTIC BALANCED FUND (COST $2,835,040)                         2,934,973           9.3%
                                                                        -----------         ------
DOMESTIC EQUITY FUNDS
Dodge & Cox Stock Fund                                      31,047        4,010,989          12.8%
Evergreen Health Care Fund - Class I                       317,174        5,626,676          17.9%
FBR Small Cap Financial Fund - Class A                     120,491        3,891,857          12.4%
Franklin Mutual Financial Services Fund - Class Z          211,109        4,253,846          13.5%
North Track PSE Tech 100 Index Fund - Class A*<F9>          41,421          871,910           2.8%
Vanguard Health Care Fund - Admiral Class                   68,673        3,625,256          11.5%
                                                                        -----------         ------
   TOTAL DOMESTIC EQUITY FUNDS (COST $19,572,670)                        22,280,534          70.9%
                                                                        -----------         ------
GLOBAL EQUITY FUND
PIMCO RCM Global Technology Fund - Institutional*<F9>       86,912        2,852,440           9.1%
                                                                        -----------         ------
   TOTAL GLOBAL EQUITY FUND (COST $2,121,283)                             2,852,440           9.1%
                                                                        -----------         ------
INTERNATIONAL EQUITY FUNDS
Dodge & Cox International Stock Fund                        48,017        1,497,641           4.8%
Oakmark International Fund - Class I                        73,045        1,576,311           5.0%
                                                                        -----------         ------
   TOTAL INTERNATIONAL EQUITY FUNDS (COST $2,099,453)                     3,073,952           9.8%
                                                                        -----------         ------
MONEY MARKET FUND
Federated Treasury Obligations Fund - Class IS             352,851          352,851           1.1%
                                                                        -----------         ------
   TOTAL MONEY MARKET FUND (COST $352,851)                                  352,851           1.1%
                                                                        -----------         ------
TOTAL INVESTMENTS (COST $26,981,297)                                     31,494,750         100.2%
Liabilities, less Other Assets                                              (48,617)        (0.2)%
                                                                        -----------         ------
NET ASSETS                                                              $31,446,133         100.0%
                                                                        -----------         ------
                                                                        -----------         ------

*<F9>  Non-income producing

              See accompanying notes to the financial statements.

GENERATION WAVE ALTERNATIVE GROWTH FUND
(Unaudited)

INVESTMENT HIGHLIGHTS

The investment objective of the Fund is capital appreciation over the long term while providing a moderate level of current income. Under normal market conditions, the Fund seeks to achieve its investment objective by investing primarily in shares of other mutual funds. In turn, those mutual funds invest primarily in equity securities of U.S. and/or foreign companies with a wide range of market capitalization and fixed-income securities of varying types. The Advisor selects the mutual funds in which the Fund invests by applying its unique combination of objective and subjective criteria to over 12,000 mutual funds available on the market.

The equity funds in which the Fund may invest may be similar or identical to those used by one or more of the other Funds and may include any type of equity fund (e.g., international equity, technology or health care). The Fund may also be invested in a broad mix of fixed-income funds made up of securities with varying maturities and credit qualities, while at other times, the Fund may be invested in just one particular type of fixed-income fund. The fixed-income fund component of the Fund's allocation helps to diminish the overall risk and volatility as compared to the other more aggressive Funds. The Fund's sector breakdown at March 31, 2005 is shown below.

                     SECTOR BREAKDOWN  % of Net Assets*<F10>

                    Financial Services                  14.6%
                    Technology                           9.4%
                    Health Care                         12.3%
                    Growth & Income                     29.6%
                    Government & Corporate Bonds        13.3%
                    International                        8.5%
                    Balanced                            11.6%
                    U.S. Treasury                        0.9%

*<F10>  Excludes net liabilities

                                       ALTERNATIVE
                                          GROWTH         S&P 500 INDEX
                                       -----------       -------------
          Six months                      6.91%              6.88%
          One year                        6.08%              6.69%
          Three year
            average annual                4.17%              2.73%
          Average annual since
            inception 6/21/01             3.07%              0.44%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-866-264-8783 OR VISITING WWW.MUTUALS.COM.

The returns shown on the graph and table assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. One cannot invest directly in an index. Sector allocations are subject to change.

        HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

        Date       Generation Wave Alternative Growth Fund     S&P 500 Index
        ----       ---------------------------------------     -------------
      6/21/2001*<F11>              $10,000                        $10,000
      6/30/2001                    $10,170                         $9,899
      9/30/2001                     $8,880                         $8,446
     12/31/2001                     $9,950                         $9,349
      3/31/2002                     $9,915                         $9,375
      6/30/2002                     $8,919                         $8,119
      9/30/2002                     $7,813                         $6,716
     12/31/2002                     $8,256                         $7,283
      3/31/2003                     $7,952                         $7,053
      6/30/2003                     $9,030                         $8,139
      9/30/2003                     $9,447                         $8,354
     12/31/2003                    $10,250                         $9,372
      3/31/2004                    $10,566                         $9,530
      6/30/2004                    $10,586                         $9,694
      9/30/2004                    $10,484                         $9,513
     12/31/2004                    $11,433                        $10,391
      3/31/2005                    $11,208                        $10,168

*<F11>  Inception Date

PORTFOLIO OF INVESTMENTS

GENERATION WAVE ALTERNATIVE GROWTH FUND
March 31, 2005                                            Ticker Symbol:  GWLGX

DOMESTIC BALANCED FUND                                      SHARES     MARKET VALUE     % OF TOTAL
----------------------                                      ------     ------------     ----------
Oakmark Equity & Income Fund - Class I                      61,815      $ 1,443,378          11.6%
                                                                        -----------         ------
   TOTAL DOMESTIC BALANCED FUND (COST $1,447,135)                         1,443,378          11.6%
                                                                        -----------         ------
DOMESTIC BOND FUNDS
Evergreen Adjustable Rate Fund - Institutional              75,239          703,483           5.6%
PIMCO Real Return Fund - Institutional                     145,155        1,657,664          13.3%
                                                                        -----------         ------
   TOTAL DOMESTIC BOND FUNDS (COST $2,387,197)                            2,361,147          18.9%
                                                                        -----------         ------
DOMESTIC EQUITY FUNDS
Calamos Growth Fund - Class A                               22,281        1,111,819           8.9%
Dodge & Cox Stock Fund                                      14,594        1,885,394          15.1%
Franklin Mutual Financial Services Fund - Class Z           90,490        1,823,383          14.6%
Vanguard Health Care Fund - Admiral Class                   29,070        1,534,612          12.3%
                                                                        -----------         ------
   TOTAL DOMESTIC EQUITY FUNDS (COST $4,988,563)                          6,355,208          50.9%
                                                                        -----------         ------
GLOBAL EQUITY FUND
PIMCO RCM Global Technology Fund - Institutional*<F12>      35,782        1,174,367           9.4%
                                                                        -----------         ------
   TOTAL GLOBAL EQUITY FUND (COST $929,317)                               1,174,367           9.4%
                                                                        -----------         ------
INTERNATIONAL EQUITY FUND
Oakmark International Fund - Class I                        49,085        1,059,257           8.5%
                                                                        -----------         ------
   TOTAL INTERNATIONAL EQUITY FUND (COST $600,311)                        1,059,257           8.5%
                                                                        -----------         ------
MONEY MARKET FUND
Federated Treasury Obligations Fund - Class IS             118,152          118,152           0.9%
                                                                        -----------         ------
   TOTAL MONEY MARKET FUND (COST $118,152)                                  118,152           0.9%
                                                                        -----------         ------
TOTAL INVESTMENTS (COST $10,470,675)                                     12,511,509         100.2%
Liabilities, less Other Assets                                              (22,930)        (0.2)%
                                                                        -----------         ------
NET ASSETS                                                              $12,488,579         100.0%
                                                                        -----------         ------
                                                                        -----------         ------

*<F12>  Non-income producing

              See accompanying notes to the financial statements.

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2005

                                                   GENERATION WAVE     GENERATION WAVE     GENERATION WAVE
                                                  AGGRESSIVE GROWTH         GROWTH        ALTERNATIVE GROWTH
                                                         FUND                FUND                FUND
                                                  -----------------    ---------------    ------------------
ASSETS
Investments in securities
   At acquisition cost                                $14,902,859         $26,981,297         $10,470,675
                                                      -----------         -----------         -----------
                                                      -----------         -----------         -----------
   At value                                           $17,035,271         $31,494,750         $12,511,509
Income receivable                                             354                 502               2,161
Receivable for capital shares sold                            605               3,830                  --
Receivable from Advisor                                     3,700                  --               7,208
Other assets                                                5,889               7,991               5,589
                                                      -----------         -----------         -----------
   TOTAL ASSETS                                        17,045,819          31,507,073          12,526,467
                                                      -----------         -----------         -----------

LIABILITIES
Payable for capital shares redeemed                           130                 102                  --
Payable to Advisor                                             --               6,642                  --
Payable to affiliates                                      12,352              19,539               9,092
Payable for shareholder servicing fees                      3,942               6,948               2,926
Accrued expenses and other liabilities                     27,093              27,709              25,870
                                                      -----------         -----------         -----------
   TOTAL LIABILITIES                                       43,517              60,940              37,888
                                                      -----------         -----------         -----------

NET ASSETS                                            $17,002,302         $31,446,133         $12,488,579
                                                      -----------         -----------         -----------
                                                      -----------         -----------         -----------

Net assets consist of:
Paid-in capital                                       $15,751,170         $30,088,620         $11,235,086
Undistributed net investment income                            --              87,405              94,457
Accumulated net realized loss                            (881,280)         (3,243,345)           (881,798)
Net unrealized appreciation on investments              2,132,412           4,513,453           2,040,834
                                                      -----------         -----------         -----------
NET ASSETS                                            $17,002,302         $31,446,133         $12,488,579
                                                      -----------         -----------         -----------
                                                      -----------         -----------         -----------

Shares of beneficial interest outstanding
  (unlimited number of shares authorized,
  $0.001 par value)                                     1,651,445           2,912,530           1,136,013
                                                      -----------         -----------         -----------
                                                      -----------         -----------         -----------

Net asset value, redemption price and
  offering price per share                            $     10.30         $     10.80         $     10.99
                                                      -----------         -----------         -----------
                                                      -----------         -----------         -----------

              See accompanying notes to the financial statements.

STATEMENTS OF OPERATIONS
For the Year Ended March 31, 2005

                                              GENERATION WAVE     GENERATION WAVE       GENERATION WAVE
                                             AGGRESSIVE GROWTH         GROWTH         ALTERNATIVE GROWTH
                                                    FUND                FUND                 FUND
                                             -----------------    ---------------     ------------------
INVESTMENT INCOME
Dividend income                                  $   235,477         $   598,630           $ 295,795
                                                 -----------         -----------           ---------
EXPENSES
Advisory fees                                        187,285             323,776             127,514
Shareholder servicing fees                            49,285              85,204              33,556
Administration fees                                   40,261              62,697              30,654
Fund accounting fees                                  30,098              46,603              24,480
Audit fees                                            27,621              27,620              27,629
Transfer agent fees and expenses                      20,872              23,233              16,080
Federal and state registration fees                   14,399              14,718              14,388
Legal fees                                            10,667              10,671              10,668
Chief compliance officer expenses                      7,000               7,000               7,000
Reports to shareholders                                4,631               6,038               3,939
Custody fees                                           4,591               7,442               3,223
Trustees' fees and related expenses                    3,250               3,250               3,250
Other expenses                                        17,753              28,979              12,168
                                                 -----------         -----------           ---------
   TOTAL EXPENSES BEFORE
     INTEREST EXPENSE                                417,713             647,231             314,549
   Interest expense                                       20                  --                  --
                                                 -----------         -----------           ---------
   TOTAL EXPENSES                                    417,733             647,231             314,549
   Less waivers and
     reimbursement by Advisor                       (122,020)           (136,006)           (113,211)
                                                 -----------         -----------           ---------
   NET EXPENSES                                      295,713             511,225             201,338
                                                 -----------         -----------           ---------
NET INVESTMENT INCOME (LOSS)                         (60,236)             87,405              94,457
                                                 -----------         -----------           ---------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
Net realized gain
  from security transactions                       1,313,192           3,391,781             620,460
Capital gain distributions
  from other investment companies                    919,084           1,225,847             285,931
Change in net unrealized
  appreciation/depreciation on investments        (2,209,316)         (3,578,686)           (255,576)
                                                 -----------         -----------           ---------
NET REALIZED AND UNREALIZED
  GAIN ON INVESTMENTS                                 22,960           1,038,942             650,815
                                                 -----------         -----------           ---------
NET INCREASE (DECREASE) IN
  NET ASSETS FROM OPERATIONS                     $   (37,276)        $ 1,126,347           $ 745,272
                                                 -----------         -----------           ---------
                                                 -----------         -----------           ---------

              See accompanying notes to the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  GENERATION WAVE
                                                               AGGRESSIVE GROWTH FUND
                                                         -----------------------------------
                                                           YEAR ENDED           YEAR ENDED
                                                         MARCH 31, 2005       MARCH 31, 2004
                                                         --------------       --------------
FROM OPERATIONS
     Net investment loss                                   $   (60,236)        $  (223,091)
     Net realized gain (loss)
       from security transactions                            1,313,192            (185,139)
     Capital gain distributions from
       other investment companies                              919,084             237,932
     Change in net unrealized
       appreciation/depreciation on investments             (2,209,316)          8,232,907
                                                           -----------         -----------
Net increase (decrease) in net assets
  from operations                                              (37,276)          8,062,609
                                                           -----------         -----------

FROM CAPITAL SHARE TRANSACTIONS
     Proceeds from shares sold                               1,400,324           2,495,927
     Payments for shares redeemed(1)<F13>                   (6,835,546)         (3,636,405)
                                                           -----------         -----------
Net decrease in net assets
  from capital share transactions                           (5,435,222)         (1,140,478)
                                                           -----------         -----------

TOTAL INCREASE (DECREASE)
  IN NET ASSETS                                             (5,472,498)          6,922,131

NET ASSETS
     Beginning of year                                      22,474,800          15,552,669
                                                           -----------         -----------
     End of year                                           $17,002,302         $22,474,800
                                                           -----------         -----------
                                                           -----------         -----------

(1)<F13> Net of redemption fees of $6,375 for the year ended March 31, 2005, and $335 for the year ended March 31, 2004.

              See accompanying notes to the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                  GENERATION WAVE
                                                                    GROWTH FUND
                                                         ----------------------------------
                                                           YEAR ENDED           YEAR ENDED
                                                         MARCH 31, 2005       MARCH 31, 2004
                                                         --------------       --------------
FROM OPERATIONS
   Net investment income (loss)                            $    87,405         $  (221,278)
   Net realized gain
     from security transactions                              3,391,781             321,971
   Capital gain distributions from
     other investment companies                              1,225,847             277,298
   Change in net unrealized
     appreciation/depreciation on investments               (3,578,686)         13,547,434
                                                           -----------         -----------
Net increase in net assets
  from operations                                            1,126,347          13,925,425
                                                           -----------         -----------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                 2,298,581           2,779,159
   Payments for shares redeemed(1)<F14>                     (9,564,324)        (10,486,987)
                                                           -----------         -----------
Net decrease in net assets
  from capital share transactions                           (7,265,743)         (7,707,828)
                                                           -----------         -----------

TOTAL INCREASE (DECREASE)
  IN NET ASSETS                                             (6,139,396)          6,217,597

NET ASSETS
   Beginning of year                                        37,585,529          31,367,932
                                                           -----------         -----------
   End of year                                             $31,446,133         $37,585,529
                                                           -----------         -----------
                                                           -----------         -----------

UNDISTRIBUTED NET
  INVESTMENT INCOME                                        $    87,405         $        --
                                                           -----------         -----------
                                                           -----------         -----------

(1)<F14> Net of redemption fees of $1,360 for the year ended March 31, 2005, and $6,779 for the year ended March 31, 2004.

              See accompanying notes to the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                  GENERATION WAVE
                                                              ALTERNATIVE GROWTH FUND
                                                         -----------------------------------
                                                           YEAR ENDED           YEAR ENDED
                                                         MARCH 31, 2005       MARCH 31, 2004
                                                         --------------       --------------
FROM OPERATIONS
     Net investment income (loss)                          $    94,457         $   (23,238)
     Net realized gain from security transactions              620,460             212,055
     Capital gain distributions from
       other investment companies                              285,931              79,179
     Change in net unrealized
       appreciation/depreciation on investments               (255,576)          3,579,880
                                                           -----------         -----------
Net increase in net assets from operations                     745,272           3,847,876
                                                           -----------         -----------

FROM DISTRIBUTIONS
     Net investment income                                          --             (41,801)
                                                           -----------         -----------
Net decrease in net assets
  resulting from distributions paid                                 --             (41,801)
                                                           -----------         -----------

FROM CAPITAL SHARE TRANSACTIONS
     Proceeds from shares sold                                 540,621           2,223,926
     Net asset value of shares issued in
       reinvestment of distributions to shareholders                --              41,036
     Payments for shares redeemed(1)<F15>                   (3,587,715)         (3,626,600)
                                                           -----------         -----------
Net decrease in net assets
  from capital share transactions                           (3,047,094)         (1,361,638)
                                                           -----------         -----------

TOTAL INCREASE (DECREASE)
  IN NET ASSETS                                             (2,301,822)          2,444,437

NET ASSETS
     Beginning of year                                      14,790,401          12,345,964
                                                           -----------         -----------
     End of year                                           $12,488,579         $14,790,401
                                                           -----------         -----------
                                                           -----------         -----------

UNDISTRIBUTED NET
  INVESTMENT INCOME                                        $    94,457         $        --
                                                           -----------         -----------
                                                           -----------         -----------

(1)<F15> Net of redemption fees of $2,898 for the year ended March 31, 2005, and $547 for the year ended March 31, 2004.

              See accompanying notes to the financial statements.

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

                                                                               GENERATION WAVE
                                                                           AGGRESSIVE GROWTH FUND
                                                       ---------------------------------------------------------------
                                                       YEAR ENDED       YEAR ENDED        YEAR ENDED      PERIOD ENDED
                                                       MARCH 31,         MARCH 31,        MARCH 31,         MARCH 31,
                                                          2005             2004              2003         2002(1)<F16>
                                                       ----------       ----------        ----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $ 10.27          $  6.76           $  9.69          $ 10.00
                                                        -------          -------           -------          -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment loss(2)<F17>                            (0.04)           (0.10)            (0.11)           (0.05)
   Net realized and unrealized
     gain (loss) on investments                            0.07             3.61             (2.77)           (0.22)
                                                        -------          -------           -------          -------
Total from investment operations                           0.03             3.51             (2.88)           (0.27)
                                                        -------          -------           -------          -------
LESS DISTRIBUTIONS PAID:
   From net realized gain on investments                     --               --             (0.05)           (0.04)
                                                        -------          -------           -------          -------
Total distributions paid                                     --               --             (0.05)           (0.04)
                                                        -------          -------           -------          -------
Paid-in capital from redemption fees (Note 2)                --(3)<F18>       --(3)<F18>        --(3)<F18>       --(3)<F18>
                                                        -------          -------           -------          -------
NET ASSET VALUE, END OF PERIOD                          $ 10.30          $ 10.27           $  6.76          $  9.69
                                                        -------          -------           -------          -------
                                                        -------          -------           -------          -------
TOTAL RETURN                                              0.29%           51.92%          (29.77)%          (2.71)%(4)<F19>
                                                        -------          -------           -------          -------
                                                        -------          -------           -------          -------
SUPPLEMENTAL DATA AND RATIOS:
Net assets at end of period (000's)                     $17,002          $22,475           $15,553          $25,759
Ratio of expenses to
  average net assets(5)<F20>(6)<F21>                      1.50%            1.50%             1.50%            1.50%(7)<F22>
Ratio of net investment loss to
  average net assets(5)<F20>(6)<F21>                    (0.30)%          (1.07)%           (1.34)%          (0.90)%(7)<F22>
Portfolio turnover rate                                  38.75%            2.82%            43.50%           19.50%

(1)<F16>   Fund commenced operations on June 21, 2001.
(2)<F17> Recognition of investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.
(3)<F18>   Less than one cent per share.
(4)<F19>   Not annualized.
(5)<F20> Net of waivers and reimbursement of expenses by Advisor. Without waivers and reimbursement of expenses, the ratio of expenses to average net assets would have been 2.12%, 2.02%, 2.11% and 1.96% and the ratio of net investment loss to average net assets would have been (0.92)%, (1.59)%, (1.95)% and (1.36)% for the periods ended
           March 31, 2005, March 31, 2004, March 31, 2003 and March 31, 2002,
           respectively.
(6)<F21> Does not include expenses of investment companies in which the Fund invests.
(7)<F22>   Annualized.

              See accompanying notes to the financial statements.

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

                                                                               GENERATION WAVE
                                                                                 GROWTH FUND
                                                       ---------------------------------------------------------------
                                                       YEAR ENDED       YEAR ENDED        YEAR ENDED      PERIOD ENDED
                                                       MARCH 31,         MARCH 31,        MARCH 31,         MARCH 31,
                                                          2005             2004              2003         2002(1)<F23>
                                                       ----------       ----------        ----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $ 10.40          $  7.06           $  9.79          $ 10.00
                                                        -------          -------           -------          -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(2)<F24>                    0.03            (0.06)            (0.09)           (0.04)
   Net realized and unrealized
     gain (loss) on investments                            0.37             3.40             (2.55)           (0.18)
                                                        -------          -------           -------          -------
Total from investment operations                           0.40             3.34             (2.64)           (0.22)
                                                        -------          -------           -------          -------
LESS DISTRIBUTIONS PAID:
   From net realized gain on investments                     --               --             (0.09)              --
                                                        -------          -------           -------          -------
Total distributions paid                                     --               --             (0.09)              --
                                                        -------          -------           -------          -------
Paid-in capital from redemption fees (Note 2)                --(3)<F25>       --(3)<F25>        --(3)<F25>     0.01
                                                        -------          -------           -------          -------
NET ASSET VALUE, END OF PERIOD                          $ 10.80          $ 10.40           $  7.06          $  9.79
                                                        -------          -------           -------          -------
                                                        -------          -------           -------          -------
TOTAL RETURN                                              3.85%           47.31%          (26.98)%          (2.10)%(4)<F26>
                                                        -------          -------           -------          -------
                                                        -------          -------           -------          -------
SUPPLEMENTAL DATA AND RATIOS:
Net assets at end of period (000's)                     $31,446          $37,586           $31,368          $55,181
Ratio of expenses to
  average net assets(5)<F27>(6)<F28>                      1.50%            1.50%             1.50%            1.50%(7)<F29>
Ratio of net investment income (loss) to
  average net assets(5)<F27>(6)<F28>                      0.26%          (0.59)%           (1.04)%          (0.63)%(7)<F29>
Portfolio turnover rate                                  39.78%            1.66%            39.50%           27.91%

(1)<F23>  Fund commenced operations on June 21, 2001.
(2)<F24> Recognition of investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.
(3)<F25>  Less than one cent per share.
(4)<F26>  Not annualized.
(5)<F27> Net of waivers and reimbursement of expenses by Advisor. Without waivers and reimbursement of expenses, the ratio of expenses to average net assets would have been 1.90%, 1.89%, 2.08% and 1.76% and the ratio of net investment loss to average net assets would have been (0.14)%, (0.98)%, (1.62)% and (0.89)% for the periods ended March 31,
          2005, March 31, 2004, March 31, 2003 and March 31, 2002, respectively.
(6)<F28> Does not include expenses of investment companies in which the Fund invests.
(7)<F29>  Annualized.

              See accompanying notes to the financial statements.

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

                                                                               GENERATION WAVE
                                                                           ALTERNATIVE GROWTH FUND
                                                       ---------------------------------------------------------------
                                                       YEAR ENDED       YEAR ENDED        YEAR ENDED      PERIOD ENDED
                                                       MARCH 31,         MARCH 31,        MARCH 31,         MARCH 31,
                                                          2005             2004              2003         2002(1)<F30>
                                                       ----------       ----------        ----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $ 10.36          $  7.82           $  9.86          $ 10.00
                                                        -------          -------           -------          -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(2)<F31>                    0.08            (0.01)             0.03             0.04
   Net realized and unrealized
     gain (loss) on investments                            0.55             2.58             (1.98)           (0.13)
                                                        -------          -------           -------          -------
Total from investment operations                           0.63             2.57             (1.95)           (0.09)
                                                        -------          -------           -------          -------
LESS DISTRIBUTIONS PAID:
   From net investment income                                --            (0.03)               --            (0.05)
   From net realized gain on investments                     --               --             (0.09)              --(3)
                                                        -------          -------           -------          -------
Total distributions paid                                     --            (0.03)            (0.09)           (0.05)
                                                        -------          -------           -------          -------
Paid-in capital from redemption fees (Note 2)                --(3)<F32>       --(3)<F32>        --(3)<F32>       --(3)<F32>
                                                        -------          -------           -------          -------
NET ASSET VALUE, END OF PERIOD                          $ 10.99          $ 10.36           $  7.82          $  9.86
                                                        -------          -------           -------          -------
                                                        -------          -------           -------          -------
TOTAL RETURN                                              6.08%           32.87%          (19.79)%          (0.85)%(4)<F33>
                                                        -------          -------           -------          -------
                                                        -------          -------           -------          -------
SUPPLEMENTAL DATA AND RATIOS:
Net assets at end of period (000's)                     $12,489          $14,790           $12,346          $19,261
Ratio of expenses to
  average net assets(5)<F34>(6)<F35>                      1.50%            1.50%             1.50%            1.50%(7)<F36>
Ratio of net investment income (loss) to
  average net assets(5)<F34>(6)<F35>                      0.70%          (0.17)%             0.29%            0.63%(7)<F36>
Portfolio turnover rate                                  29.41%            1.93%            41.57%           19.36%

(1)<F30>  Fund commenced operations on June 21, 2001.
(2)<F31> Recognition of investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.
(3)<F32>  Less than one cent per share.
(4)<F33>  Not annualized.
(5)<F34> Net of waivers and reimbursement of expenses by Advisor. Without waivers and reimbursement of expenses, the ratio of expenses to average net assets would have been 2.34%, 2.16%, 2.25% and 2.12% and the ratio of net investment income (loss) to average net assets would have been (0.14)%, (0.83)%, (0.46)% and 0.01% for the periods ended March 31, 2005, March 31, 2004, March 31, 2003 and March 31, 2002,
          respectively.
(6)<F35> Does not include expenses of investment companies in which the Fund invests.
(7)<F36>  Annualized.

              See accompanying notes to the financial statements.

NOTES TO FINANCIAL STATEMENTS
March 31, 2005

(1)  ORGANIZATION

MUTUALS.com (the "Trust") was organized as a Delaware business trust under a Declaration of Trust dated March 20, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Generation Wave Aggressive Growth Fund, Generation Wave Growth Fund and Generation Wave Alternative Growth Fund (the "Funds"), each represent a distinct portfolio with its own investment objectives and policies within the Trust. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares
are held.   The Funds became effective and commenced operations on June 21,
2001.

(2)  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

  (a) Investment Valuation - The assets of each Fund consist primarily, if not exclusively, of shares of underlying mutual funds, which are valued at their respective Net Asset Values ("NAVs"). Most underlying fund securities are valued primarily on the basis of current market quotations or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security held by an underlying fund or if the value of a security held by an underlying fund has been materially affected by events occurring after the close of the applicable exchange or market on which the security is principally traded (e.g., a foreign exchange or market), that security may be valued at its fair market value as determined in good faith in accordance with procedures approved by the underlying funds' Board of Trustees. The NAV of each Fund will fluctuate with the value of the securities held by the underlying funds in which it principally invests.

  (b) Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as regulated investment companies and to make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

 (c) Distributions to Shareholders - The Funds will distribute any net investment income and any net realized long or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The tax character of distributions paid during the year ended March 31, 2005 and the year ended March 31, 2004 were as follows:

                                                     YEAR ENDED                    YEAR ENDED
                                                   MARCH 31, 2005                MARCH 31, 2004
                                              -------------------------     -------------------------
                                              ORDINARY      LONG-TERM       ORDINARY      LONG-TERM
                                               INCOME     CAPITAL GAINS      INCOME     CAPITAL GAINS
                                              --------    -------------     --------    -------------
Generation Wave Aggressive Growth Fund        $    --        $    --        $    --        $    --
Generation Wave Growth Fund                        --             --             --             --
Generation Wave Alternative Growth Fund            --             --         41,801             --

Due to inherent differences in the recognition of income, expenses and realized gains/losses under GAAP and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities. Reclassifications were recorded to the Generation Wave Aggressive Growth Fund to decrease paid-in capital by $60,236 and increase undistributed net investment income by $60,236. These reclassifications have no effect on net assets or net asset value per share.

As of March 31, 2005, the components of accumulated earnings on a tax basis were as follows:

                                              GENERATION WAVE                         GENERATION WAVE
                                                 AGGRESSIVE       GENERATION WAVE       ALTERNATIVE
                                                GROWTH FUND         GROWTH FUND         GROWTH FUND
                                              ---------------     ---------------      --------------
Cost basis of investments for
  federal income tax purposes                    $14,923,560         $26,992,330         $10,483,819
                                                 -----------         -----------         -----------
                                                 -----------         -----------         -----------
Gross tax unrealized appreciation                $ 2,393,497         $ 5,240,417         $ 2,058,796
Gross tax unrealized depreciation                   (281,786)           (737,997)            (31,106)
                                                 -----------         -----------         -----------
Net tax unrealized appreciation                    2,111,711           4,502,420           2,027,690
                                                 -----------         -----------         -----------
Undistributed ordinary income                             --              87,405              94,457
Undistributed long-term capital gain                      --                  --                  --
                                                 -----------         -----------         -----------
Total distributable earnings                              --              87,405              94,457
                                                 -----------         -----------         -----------
Other accumulated losses                            (860,579)         (3,232,312)           (868,654)
                                                 -----------         -----------         -----------
Total accumulated earnings                       $ 1,251,132         $ 1,357,513         $ 1,253,493
                                                 -----------         -----------         -----------
                                                 -----------         -----------         -----------

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

The Funds intend to utilize provisions of the federal income tax laws which allow them to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At March 31, 2005, the Funds had the following capital loss carryforwards:

       GENERATION WAVE                    GENERATION WAVE
          AGGRESSIVE     GENERATION WAVE    ALTERNATIVE
         GROWTH FUND       GROWTH FUND      GROWTH FUND     EXPIRATION
       ---------------   ---------------  ---------------   ----------
           $860,579        $3,232,312         $868,654         2012

  (d) Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  (e) Share Valuation - The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds' shares will not be priced on the days on which the New York Stock Exchange ("NYSE") is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund's net asset value per share. The Funds charge a 2.00% redemption fee on shares held less than six months. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as paid-in capital and such fees become part of that Fund's daily NAV calculation.

  (f) Other - Investment transactions are accounted for on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)  TRANSACTIONS WITH AFFILIATES

The Trust has an Investment Advisory Agreement (the "Agreement") with Mutuals Advisors, Inc. (the "Advisor"), formerly known as MUTUALS.com, Inc., with whom a certain officer of the Trust is affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Advisor for its management services at the annual rate of 0.95% of each Fund's average daily net assets. The Trust has also entered into a Shareholder Services Agreement with the Advisor, under which the Advisor and other third parties provide certain services to the shareholders. The Advisor receives an annual fee of 0.25% of each Fund's average daily net assets.

The Advisor has agreed to waive, through July 31, 2014, its management fee and/or reimburse the Funds' other expenses to the extent necessary to ensure that the Funds' operating expenses do not exceed 1.50% of each Fund's average daily net assets. For the year ended March 31, 2005, expenses of $122,020, $136,006 and $113,211 were waived by the Advisor in the Generation Wave Aggressive Growth Fund, Generation Wave Growth Fund and Generation Wave Alternative Growth Fund, respectively. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund's expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring in:

                 GENERATION WAVE                         GENERATION WAVE
                    AGGRESSIVE       GENERATION WAVE       ALTERNATIVE
                   GROWTH FUND         GROWTH FUND         GROWTH FUND
                 ---------------     ---------------     ---------------
     2006            $113,037            $226,932            $109,770
     2007            $107,925            $148,235            $91,644
     2008            $122,020            $136,006            $113,211

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Funds.

The Trust paid the Chief Compliance Officer $28,000 for the year ended March 31, 2005.

(4)  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Generation Wave Aggressive Growth Fund were as follows:

                                   YEAR ENDED          YEAR ENDED
                                 MARCH 31, 2005      MARCH 31, 2004
                                 --------------      --------------
Shares sold                         140,179             273,479
Shares redeemed                    (678,157)           (386,386)
                                   --------            --------
Net decrease                       (537,978)           (112,907)
                                   --------            --------
                                   --------            --------

Transactions in shares of the Generation Wave Growth Fund were as follows:

                                   YEAR ENDED          YEAR ENDED
                                 MARCH 31, 2005      MARCH 31, 2004
                                 --------------      --------------
Shares sold                         222,017             296,093
Shares redeemed                    (923,549)         (1,123,612)
                                   --------            --------
Net decrease                       (701,532)           (827,519)
                                   --------            --------
                                   --------            --------

Transactions in shares of the Generation Wave Alternative Growth Fund were as follows:

                                   YEAR ENDED          YEAR ENDED
                                 MARCH 31, 2005      MARCH 31, 2004
                                 --------------      --------------
Shares sold                          51,907             224,663
Shares issued to holders
  in reinvestment of distributions       --               4,075
Shares redeemed                    (343,885)           (379,932)
                                   --------            --------
Net decrease                       (291,978)           (151,194)
                                   --------            --------
                                   --------            --------

(5)  INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the year ended March 31, 2005, are summarized below:

                                                PURCHASES          SALES
                                                ---------          -----
Generation Wave Aggressive Growth Fund         $ 7,552,164      $13,295,639
Generation Wave Growth Fund                     13,421,214       20,810,185
Generation Wave Alternative Growth Fund          3,873,930        6,425,170

There were no purchases or sales of U.S. government securities for any of the Funds.

(6)  CREDIT FACILITY

U.S. Bank, N.A. (the "Bank") has made available to the Generation Wave Aggressive Growth Fund, the Generation Wave Growth Fund and the Generation Wave Alternative Growth Fund a credit facility pursuant to three separate Loan and Security Agreements for each of the above mentioned Funds dated October 1, 2004 for the purpose of purchasing portfolio securities. For the periods April 1, 2004 through June 29, 2004, June 30, 2004 through August 9, 2004, August 10, 2004 through September 20, 2004, September 21, 2004 through November 9, 2004, November 10, 2004 through December 13, 2004, December 14, 2004 through February 1, 2005, February 2, 2005 through March 21, 2005, and March 22, 2005 through March 31, 2005, the interest rate on the outstanding principal amount was the Bank's Prime Rate of 4.00%, 4.25%, 4.50%, 4.75%, 5.00%, 5.25%, 5.50% and 5.75%,
respectively. During the year ended March 31, 2005, the Generation Wave Growth and Generation Wave Alternative Growth Funds did not draw upon this line of credit. During the year ended March 31, 2005, the Generation Wave Aggressive Growth Fund had an outstanding average daily balance of $367 and the maximum amount outstanding during the year was $67,000. Interest expense amounted to $20 for the Generation Wave Aggressive Growth Fund for the year ended March 31, 2005. At March 31, 2005 there were no loan payable balances for any of the Funds.

(7)  LEGAL PROCEEDINGS

On December 4, 2003, the SEC filed a civil action (the "Action") in the United States district Court for the Northern District of Texas against MUTUALS.com, Inc. ("MUTUALS.com"), a registered broker-dealer and the former investment adviser to the Funds; two affiliated broker-dealers: Connely Dowd Management, Inc. ("CDM") and MTT Fundcorp, Inc. ("MTT"); and the following individuals:
Richard Sapio, the former CEO of MUTUALS.com; Eric McDonald, the former President of MUTUALS.com and CDM; and Michele Leftwich, the former compliance officer of MUTUALS.com and President of MTT.

The Action alleges that MUTUALS.com engaged in certain improper trading practices known as "market timing" and "late trading" in connection with certain mutual fund companies unaffiliated with the Funds. The Action seeks injunctions, disgorgement of profits and civil monetary penalties.

Simultaneously with the filing of the Action, MUTUALS.com and the SEC stipulated to the entry of an Order appointing Mr. Ralph S. Janvey, Esq. of Dallas, Texas as a Special Monitor of MUTUALS.com.

The Trustees of the Funds are actively monitoring these matters and intend to take appropriate action if and when necessary.

(8)  SUBSEQUENT EVENT

At a meeting of the Board of Trustees of the Trust held on April 13, 2005, the Board approved the reorganization of the Generation Wave Aggressive Growth and Generation Wave Alternative Growth Funds into the Generation Wave Growth Fund. On July 15, 2005, a shareholder meeting will be held to consider such reorganization. If shareholders approve such reorganization, the transaction is expected to be effective on July 29, 2005.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
MUTUALS.COM
DALLAS, TEXAS

We have audited the accompanying statement of assets and liabilities of Generation Wave Aggressive Growth Fund, Generation Wave Growth Fund, and Generation Wave Alternative Growth Fund, each a series of shares of Mutuals.com, including the schedule of investments, as of March 31, 2005, the related statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended March 31, 2003 and the period ended March 31, 2002 were audited by other auditors, whose report dated May 1, 2003, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2005 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Generation Wave Aggressive Growth Fund, Generation Wave Growth Fund, and Generation Wave Alternative Growth Fund as of March 31, 2005, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                             TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
April 22, 2005

ADDITIONAL INFORMATION

INFORMATION ABOUT TRUSTEES

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees of the Fund is set forth below. The Statement of Additional Information includes additional information about the Fund's Trustees and is available, without charge, upon request by calling 1-866-264-8783.

NON-INTERESTED TRUSTEES
-----------------------

                                           TERM OF               PRINCIPAL                     NUMBER OF      OTHER
                           POSITION        OFFICE AND            OCCUPATION                    PORTFOLIOS     DIRECTORSHIPS
NAME,                      HELD WITH       LENGTH OF             DURING PAST                   OVERSEEN       HELD BY
ADDRESS AND AGE            THE TRUST       TIME SERVED           FIVE YEARS                    BY TRUSTEE     TRUSTEE
---------------            ---------       -----------           -----------                   ----------     -------------
Dr. Michael D. Akers       Trustee         Indefinite term;      Associate Professor               4          Independent
Straz Hall, 481                            Since 2001            of Accounting,                               Trustee, Trust for
606 N. 13th Street                                               Marquette University                         Professional
Milwaukee, WI  53201                                             (1996 - present)                             Managers (an
Age:  48                                                                                                      open-end
                                                                                                              investment
                                                                                                              company)

Gary A. Drska              Trustee         Indefinite term;      Captain, Midwest                  4          Independent
6744 S. Howell Ave.                        Since 2001            Airlines (Airline                            Trustee, Trust for
Oak Creek, WI  53154                                             Company) (2000 -                             Professional
Age:  46                                                         present); Director -                         Managers (an
                                                                 Flight Standards and                         open-end
                                                                 Training (July 1990 -                        investment
                                                                 December 1999)                               company)

INTERESTED TRUSTEE AND OFFICERS
-------------------------------

                                           TERM OF               PRINCIPAL                     NUMBER OF      OTHER
                           POSITION(S)     OFFICE AND            OCCUPATION                    PORTFOLIOS     DIRECTORSHIPS
NAME,                      HELD WITH       LENGTH OF             DURING PAST                   OVERSEEN       HELD BY
ADDRESS AND AGE            THE TRUST       TIME SERVED           FIVE YEARS                    BY TRUSTEE     TRUSTEE
---------------            ---------       -----------           -----------                   ----------     -------------
Joseph C. Neuberger*<F37>  Trustee         Indefinite term;      Senior Vice President,            4          Trustee, Trust for
615 E. Michigan Street     and             Since 2001            U.S. Bancorp Fund                            Professional
Milwaukee, WI  53202       Chairperson                           Services, LLC                                Managers (an
Age:  42                                                         (1994 - present)                             open-end
                                                                                                              investment
                                                                                                              company);
                                                                                                              Director/Trustee,
                                                                                                              Buffalo Funds
                                                                                                              (an open-end
                                                                                                              investment
                                                                                                              company)

Dan S. Ahrens              President       Indefinite term;      President, Mutuals                N/A        N/A
700 N. Pearl St.,          and             Since 2003            Advisors, Inc. and
Suite 900                  Treasurer                             MUTUALS.com
Dallas, TX 75201                                                 (2004 - present);
Age:  38                                                         Vice President,
                                                                 MUTUALS.com, Inc.
                                                                 (1999 - 2003)

Chad E. Fickett            Secretary       Indefinite term;      Assistant Vice President,         N/A        N/A
615 E. Michigan St.                        Since 2004            U.S. Bancorp Fund
Milwaukee, WI 53202                                              Services, LLC
Age:  30                                                         (2000 - present)

Jane L. Stafford           Chief           Indefinite term;      Managing Member,                  N/A        N/A
4600 Madison,              Compliance      Since 2004            Stafford & Associates
Suite 150                  Officer                               llc (2004 - present);
Kansas City, MO 64112                                            Of Counsel, Spencer
Age:  49                                                         Fane Britt & Brown
                                                                 LLC (1997 - 2004)

*<F37> This trustee is considered an "interested person" as defined in the 1940 Act because of his affiliation with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide fund accounting, administration, transfer agency and custodian services to the Funds.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in the annual report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the advisor's or portfolio manager's forecasts and predictions, and the appropriateness of the investment programs designed by the advisor or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

PROXY VOTING POLICIES AND PROCEDURES

MUTUALS.com has adopted proxy voting policies and procedures that delegate to Mutuals Advisors, Inc., the Funds' investment advisor (the "Advisor"), the authority to vote proxies. A description of the Funds' proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-866-264-8783. A description of these policies and procedures is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at http://www.sec.gov.

The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 are available without charge by calling 1-866-264-8783 or by accessing the SEC's website at http://www.sec.gov.

The Funds file complete schedules of portfolio holdings for the first and third quarters with the SEC on Form N-Q. Form N-Q is available without charge, upon request, by calling 1-866-264-8783 or by accessing the SEC's website at http://www.sec.gov.

MUTUALS.COM

GENERATION WAVE AGGRESSIVE GROWTH FUND
GENERATION WAVE GROWTH FUND
GENERATION WAVE ALTERNATIVE GROWTH FUND

Investment Advisor                      MUTUALS ADVISORS, INC.
                                        Plaza of the Americas
                                        700 North Pearl Street, Suite 900
                                        Dallas, Texas 75201

Legal Counsel                           GODFREY & KAHN, S.C.
                                        780 North Water Street
                                        Milwaukee, Wisconsin 53202

Independent Registered Public           TAIT, WELLER & BAKER
Accounting Firm                         1818 Market Street, Suite 2400
                                        Philadelphia, Pennsylvania 19103

Transfer Agent, Fund Accountant         U.S. BANCORP FUND SERVICES, LLC
and Fund Administrator                  615 East Michigan Street
                                        Milwaukee, Wisconsin 53202

Custodian                               U.S. BANK, N.A.
                                        425 Walnut Street
                                        Cincinnati, Ohio 45202

Distributor                             QUASAR DISTRIBUTORS, LLC
                                        615 East Michigan Street
                                        Milwaukee, Wisconsin 53202

(VICE FUND LOGO)

                                     ANNUAL
                                 March 31, 2005

INVESTMENT ADVISOR

MUTUALS ADVISORS, INC.

MUTUALS ADVISORS, INC.
PLAZA OF THE AMERICAS
700 NORTH PEARL STREET,
SUITE 900
DALLAS, TEXAS 75201

PHONE: 1-866-264-8783
WEB:   WWW.VICEFUND.COM

                               TABLE OF CONTENTS

LETTER TO SHAREHOLDERS                                                       3
EXPENSE EXAMPLE                                                              5
INVESTMENT HIGHLIGHTS                                                        7
PORTFOLIO OF INVESTMENTS                                                     9
STATEMENT OF ASSETS AND LIABILITIES                                         12
STATEMENT OF OPERATIONS                                                     13
STATEMENTS OF CHANGES IN NET ASSETS                                         14
FINANCIAL HIGHLIGHTS                                                        15
NOTES TO FINANCIAL STATEMENTS                                               16
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                     20
ADDITIONAL INFORMATION                                                      21

                             LETTER TO SHAREHOLDERS

                                                                    May 20, 2005

Dear Fellow Shareholders,

It's been a good year for the Vice Fund, particularly when compared to the rest of the stock market. Interest rates and oil prices seem to weigh on the overall economy, but as I've always said, no matter what the overall market is doing - I believe people will continue to drink, smoke and gamble.

For the one-year period represented by this report, the Vice Fund returned 16.05% while the S&P 500 Index gained only 6.69%. The Fund has now out-performed the market (S&P 500 Index) for the past 3 months, 6 months, 9 months, 1 year, 2 years and since its inception date of August 30, 2002. THE VICE FUND'S TOTAL RETURN RANKS IT IN THE TOP 1% AMONG 728 TOTAL FUNDS IN THE MULTI-CAP CORE CATEGORY ACCORDING TO LIPPER ANALYTICAL SERVICES FOR THE ONE-YEAR PERIOD ENDING MARCH 31, 2005. The Fund has also grown in overall assets under management each month of the past year. More detailed return information is contained on page 7.

While the overall market has been rather uninteresting in recent months, we're pleased that the Vice Fund has achieved high rankings versus other available funds. Many people have always thought of consumer-driven, large-cap "sin stocks" as excellent conservative or defensive investments. I believe they add great stability to the Fund in uncertain times. When the overall market goes through growth phases, as it did at various times during 2003 and 2004, I believe the growth-oriented Gaming and Aerospace/Defense portions of our portfolio, plus smaller cap Alcohol stocks can provide aggressive growth possibilities for our Fund. I hope that the Vice Fund can be a solid performer in all seasons.

PLEASE REMEMBER THAT DETAILED FUND INFORMATION INCLUDING HOLDINGS AND PERFORMANCE, UPDATED MONTHLY, IS ALWAYS AVAILABLE AT WWW.VICEFUND.COM.

As a Fund shareholder, I hope you are pleased with the continued improvements I am implementing in service and communication (including the new format of this report). For those who invest directly with the Fund, rather than through a brokerage firm, I hope you've also taken advantage of our new online account access, as well as options to conveniently invest directly from your bank account (either by EFT or ACH). Please call our shareholder service department at 866-264-8783 for assistance. Your suggestions for additional improvements are always welcome.

Thank you for your support of the Vice Fund. Cheers.

/s/Dan Ahrens

Dan Ahrens, President
Mutuals Advisors, Inc.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. One cannot invest directly in an index.

Opinions expressed are those of Mutuals Advisors, Inc. and are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

Mutual fund investing involves risk; loss of principal is possible. This report is intended for shareholder use only and must be preceded or accompanied by a prospectus. Read it carefully before investing or sending money. Past performance does not guarantee future results.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Automatic Investment Plans do not assure a profit and do not protect against a loss in declining markets.

MUTUAL FUNDS WITH A NARROW INVESTMENT FOCUS ARE SUBJECT TO GREATER PRICE FLUCTUATIONS THAN FUNDS WITH BROADER INVESTMENT CHOICES. THE VICE FUND MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISKS AND DIFFERENCES IN ACCOUNTING METHODS.

Lipper Analytical Services, Inc. is an independent mutual fund research and rating service. Each Lipper average represents a universe of funds with similar investment objectives. Rankings for the periods shown are based on Fund total returns with dividends and distributions reinvested and do not reflect sales charges.

Quasar Distributors, LLC, distributor.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/1/04 - 3/31/05).

ACTUAL EXPENSES

The first line of the following table provides information about actual account values and actual expenses. Although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund's transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares of the Fund within six months of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, advisory fees, shareholder servicing fees, 12b-1 fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 Vice Fund
                           -----------------------------------------------------
                                                               Expenses Paid
                              Beginning         Ending         During Period
                            Account Value   Account Value    October 1, 2004 -
                           October 1, 2004  March 31, 2005  March 31, 2005*<F38>
                           ---------------  --------------  --------------------
Actual                        $1,000.00       $1,147.60            $9.37
Hypothetical
  (5% return before expenses) $1,000.00       $1,016.21            $8.80

*<F38> Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

INVESTMENT HIGHLIGHTS

        HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

                  Date             Vice Fund          S&P 500 Index
                  ----             ---------          -------------
                8/30/2002*<F39>     $10,000               $10,000
                9/30/2002            $9,510                $8,913
               12/31/2002            $9,400                $9,665
                3/31/2003            $8,490                $9,361
                6/30/2003           $10,334               $10,802
                9/30/2003           $11,015               $11,088
               12/31/2003           $12,627               $12,438
                3/31/2004           $13,358               $12,648
                6/30/2004           $13,828               $12,866
                9/30/2004           $13,508               $12,625
               12/31/2004           $15,703               $13,791
                3/31/2005           $15,502               $13,494

*<F39>  Inception Date

                       TOTAL RETURNS AS OF MARCH 31, 2005

                                        VICE FUND        S&P 500 INDEX
                                        ---------        -------------
          Six months                      14.76%             6.88%
          Nine months                     12.10%             4.88%
          One year                        16.05%             6.69%
          Average annual
            two years                     35.13%            20.02%
          Average annual since
            inception 8/30/02             18.49%            12.30%

                       SECTOR BREAKDOWN  % of Net Assets

                    Aerospace/Defense                  24.6%
                    Alcoholic Beverages                22.9%
                    Casinos, Gambling & Lotteries      24.6%
                    Miscellaneous                      12.8%
                    Tobacco                            13.2%
                    Variable Rate Demand Notes          1.7%
                    Other Assets, less Liabilities      0.2%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-866-264-8783 OR VISITING WWW.VICEFUND.COM.

The returns shown on the graph and table assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. One cannot invest directly in an index.

PORTFOLIO OF INVESTMENTS

March 31, 2005                                            Ticker Symbol:  VICEX

COMMON STOCKS                                         SHARES     MARKET VALUE     % OF TOTAL
-------------                                         ------     ------------     ----------
AEROSPACE/DEFENSE
Armor Holdings, Inc.*<F41>                            19,000      $   704,710           2.2%
Curtiss-Wright Corp.                                   9,500          541,500           1.7%
Engineered Support Systems, Inc.                      16,000          856,320           2.7%
General Dynamics Corp.                                 5,000          535,250           1.7%
Honeywell International Inc.                          13,500          502,335           1.6%
Innovative Solutions & Support, Inc.*<F41>             7,000          222,250           0.7%
L-3 Communications Holdings, Inc.                     15,500        1,100,810           3.5%
Lockheed Martin Corp.                                 12,000          732,720           2.3%
ManTech International Corp. - Class A*<F41>           14,600          336,822           1.1%
Northrop Grumman Corp.                                11,000          593,780           1.9%
United Defense Industries, Inc.                       12,400          910,408           2.9%
United Technologies Corp.                              7,000          711,620           2.3%
                                                                  -----------         ------
                                                                    7,748,525          24.6%
                                                                  -----------         ------
ALCOHOLIC BEVERAGES
Anheuser-Busch Companies, Inc.                        25,000        1,184,750           3.8%
BJ's Restaurants Inc.*<F41>                           28,000          542,920           1.7%
Brown-Forman Corp. - Class B                           6,000          328,500           1.0%
Central European Distribution Corp.*<F41>             19,050          634,175           2.0%
Constellation Brands, Inc. - Class A*<F41>            22,000        1,163,140           3.7%
Diageo plc, ADR                                       10,800          614,520           2.0%
Fomento Economico Mexicano, S.A. de C.V., ADR          8,000          428,400           1.4%
Fortune Brands, Inc.                                  15,000        1,209,450           3.8%
Molson Coors Brewing Co. - Class B                     8,000          617,360           2.0%
                                                                  -----------         ------
                                                                    6,723,215          21.4%
                                                                  -----------         ------
CASINOS, GAMBLING & LOTTERIES
Alliance Gaming Corp.*<F41>                           26,700          256,053           0.8%
Ameristar Casinos, Inc.                                8,400          459,312           1.5%
GTECH Holdings Corp.                                  20,000          470,600           1.5%
Harrah's Entertainment, Inc.                          15,000          968,700           3.1%
International Game Technology                         50,000        1,333,000           4.2%
Kerzner International Ltd.*<F41>                       4,600          281,658           0.9%
MGM MIRAGE*<F41>                                      13,000          920,660           2.9%
Multimedia Games, Inc.*<F41>                          81,000          628,560           2.0%
Penn National Gaming, Inc.*<F41>                      16,000          470,080           1.5%
Progressive Gaming International Corp.*<F41>          35,100          440,856           1.4%
Scientific Games Corp. - Class A*<F41>                33,000          754,050           2.4%
Shuffle Master, Inc.*<F41>                            26,000          752,960           2.4%
                                                                  -----------         ------
                                                                    7,736,489          24.6%
                                                                  -----------         ------
MISCELLANEOUS
Activision, Inc.*<F41>                                48,000          710,400           2.3%
Electronic Arts Inc.*<F41>                            10,000          517,800           1.7%
Guitar Center, Inc.*<F41>                             12,000          657,960           2.1%
Harley-Davidson, Inc.                                 12,000          693,120           2.2%
Microsoft Corp.                                       20,000          483,400           1.5%
New Frontier Media, Inc.*<F41>                        27,000          193,158           0.6%
Playboy Enterprises, Inc. - Class B*<F41>             30,000          387,000           1.2%
Rick's Cabaret International, Inc.*<F41>              46,000          148,534           0.5%
SCP Pool Corp.                                         7,350          234,171           0.7%
                                                                  -----------         ------
                                                                    4,025,543          12.8%
                                                                  -----------         ------
TOBACCO
Altria Group, Inc.                                    24,000        1,569,360           5.0%
British American Tobacco plc, ADR                     18,500          653,235           2.0%
Imperial Tobacco Group plc, ADR                       10,000          530,000           1.7%
Loews Corp. - Carolina Group                          16,000          529,600           1.7%
Reynolds American Inc.                                 4,000          322,360           1.0%
Swedish Match AB, ADR                                  1,600          195,728           0.6%
UST Inc.                                               7,200          372,240           1.2%
                                                                  -----------         ------
                                                                    4,172,523          13.2%
                                                                  -----------         ------
   TOTAL COMMON STOCKS (COST $25,884,575)                          30,406,295          96.6%
                                                                  -----------         ------

PREFERRED STOCK

ALCOHOLIC BEVERAGES
Companhia de Bebidas das Americas (AmBev), ADR        16,000          462,240           1.5%
                                                                  -----------         ------
   TOTAL PREFERRED STOCK (COST $347,607)                              462,240           1.5%
                                                                  -----------         ------

SHORT-TERM INVESTMENTS

VARIABLE RATE DEMAND NOTES(1)<F40>
American Family Financial Services Inc., 2.4663%     399,679          399,679           1.2%
Wisconsin Corporate Central Credit Union, 2.5200%    148,088          148,088           0.5%
                                                                  -----------         ------
   TOTAL SHORT-TERM INVESTMENTS (COST $547,767)                       547,767           1.7%
                                                                  -----------         ------

TOTAL INVESTMENTS (COST $26,779,949)                               31,416,302          99.8%
Other Assets less Liabilities                                          66,453           0.2%
                                                                  -----------         ------
NET ASSETS                                                        $31,482,755         100.0%
                                                                  -----------         ------
                                                                  -----------         ------

(1)<F40> Variable rate demand notes are considered short-term obligations and are payable upon demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 2005.
  *<F41>   Non-income producing
ADR - American Depositary Receipt

              See accompanying notes to the financial statements.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2005

ASSETS
Investments in securities
   At acquisition cost                                             $26,779,949
                                                                   -----------
                                                                   -----------
   At value                                                        $31,416,302
Income receivable                                                       53,546
Receivable for capital shares sold                                     296,086
Receivable from Advisor                                                 10,272
Other assets                                                             8,594
                                                                   -----------
   TOTAL ASSETS                                                     31,784,800
                                                                   -----------

LIABILITIES
Payable for investments purchased                                      210,358
Payable for capital shares redeemed                                     22,143
Payable to affiliates                                                   23,450
Payable for distribution fees                                            6,482
Payable for shareholder servicing fees                                   6,482
Accrued expenses and other liabilities                                  33,130
                                                                   -----------
   TOTAL LIABILITIES                                                   302,045
                                                                   -----------

NET ASSETS                                                         $31,482,755
                                                                   -----------
                                                                   -----------
Net assets consist of:
Paid-in capital                                                    $26,889,890
Undistributed net realized loss                                        (43,488)
Net unrealized appreciation on investments                           4,636,353
                                                                   -----------
NET ASSETS                                                         $31,482,755
                                                                   -----------
                                                                   -----------

Shares of beneficial interest outstanding
  (unlimited number of shares authorized, $0.001 par value)          2,041,259
                                                                   -----------
                                                                   -----------

Net asset value, redemption price and offering price per share     $     15.42
                                                                   -----------
                                                                   -----------

              See accompanying notes to the financial statements.

STATEMENT OF OPERATIONS
For the Year Ended March 31, 2005

INVESTMENT INCOME
Dividend income(1)<F42>                                             $  298,393
Interest income                                                          8,772
                                                                    ----------
                                                                       307,165
                                                                    ----------

EXPENSES
Advisory fees                                                          168,082
Transfer agent fees and expenses                                        48,670
Distribution fees                                                       44,232
Shareholder servicing fees                                              44,232
Administration fees                                                     36,927
Fund accounting fees                                                    28,362
Audit fees                                                              23,000
Federal and state registration fees                                     17,930
Custody fees                                                            15,499
Reports to shareholders                                                 13,486
Legal fees                                                              10,970
Chief compliance officer expenses                                        7,000
Trustees' fees and related expenses                                      3,250
Other expenses                                                          10,132
                                                                    ----------
   TOTAL EXPENSES                                                      471,772
   Less waivers and reimbursement by Advisor                          (162,147)
                                                                    ----------
   NET EXPENSES                                                        309,625
                                                                    ----------

NET INVESTMENT LOSS                                                     (2,460)
                                                                    ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions                            (3,676)
Change in net unrealized appreciation on investments                 2,517,204
                                                                    ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                      2,513,528
                                                                    ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                          $2,511,068
                                                                    ----------
                                                                    ----------

(1)<F42>  Net of $1,363 in foreign withholding tax.

              See accompanying notes to the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                          YEAR ENDED           YEAR ENDED
                                                        MARCH 31, 2005       MARCH 31, 2004
                                                        --------------       --------------
FROM OPERATIONS
   Net investment loss                                     $    (2,460)        $    (4,638)
   Net realized gain (loss)
     from security transactions                                 (3,676)             71,501
   Change in net unrealized
     appreciation/depreciation on investments                2,517,204           2,592,411
                                                           -----------         -----------
Net increase in net assets from operations                   2,511,068           2,659,274
                                                           -----------         -----------

FROM DISTRIBUTIONS
   Net investment income                                            --              (6,799)
   Net realized gain on investments                            (89,625)                 --
                                                           -----------         -----------
Net decrease in net assets
  resulting from distributions paid                            (89,625)             (6,799)
                                                           -----------         -----------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                21,775,431           5,094,098
   Net asset value of shares issued in
     reinvestment of distributions to shareholders              84,323               6,552
   Payments for shares redeemed(1)<F43>                     (3,173,515)         (1,242,446)
                                                           -----------         -----------
Net increase in net assets
  from capital share transactions                           18,686,239           3,858,204
                                                           -----------         -----------

TOTAL INCREASE IN NET ASSETS                                21,107,682           6,510,679

NET ASSETS
   Beginning of year                                        10,375,073           3,864,394
                                                           -----------         -----------
   End of year                                             $31,482,755         $10,375,073
                                                           -----------         -----------
                                                           -----------         -----------

(1)<F43> Net of redemption fees of $21,214 for the year ended March 31, 2005, and $5,505 for the year ended March 31, 2004.

              See accompanying notes to the financial statements.

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout each Period

                                                       YEAR ENDED          YEAR ENDED         PERIOD ENDED
                                                       MARCH 31,           MARCH 31,           MARCH 31,
                                                          2005                2004            2003(1)<F44>
                                                       ----------          ----------         ------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $ 13.34             $  8.49             $ 10.00
                                                        -------             -------             -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
     Net investment income (loss)                         (0.00)              (0.01)               0.01
     Net realized and unrealized
       gain (loss) on investments                          2.12                4.86               (1.54)
                                                        -------             -------             -------
Total from investment operations                           2.12                4.85               (1.53)
                                                        -------             -------             -------
LESS DISTRIBUTIONS:
     Dividends from net investment income                    --               (0.01)                 --
     From net realized gain on investments                (0.06)                 --                  --
                                                        -------             -------             -------
Total distributions                                       (0.06)              (0.01)                 --
                                                        -------             -------             -------
Paid-in capital from redemption fees (Note 2)              0.02                0.01                0.02
                                                        -------             -------             -------
NET ASSET VALUE, END OF PERIOD                          $ 15.42             $ 13.34             $  8.49
                                                        -------             -------             -------
                                                        -------             -------             -------
TOTAL RETURN                                             16.05%              57.34%            (15.10)%(2)<F45>
                                                        -------             -------             -------
                                                        -------             -------             -------
SUPPLEMENTAL DATA AND RATIOS:
Net assets at end of period (000's)                     $31,483             $10,375              $3,864
Ratio of expenses to average net assets(3)<F46>           1.75%               1.75%               1.75%(4)<F47>
Ratio of net investment income (loss)
  to average net assets(3)<F46>                         (0.01)%             (0.07)%               0.39%(4)<F47>
Portfolio turnover rate                                  15.01%               6.58%               4.28%

(1)<F44>   Fund commenced operations on August 30, 2002.
(2)<F45>   Not annualized.
(3)<F46> Net of waivers and reimbursement of expenses by Advisor. Without waivers and reimbursement of expenses, the ratio of expenses to average net assets would have been 2.67%, 3.75% and 6.48% and the ratio of net investment loss to average net assets would have been (0.93)%, (2.07)% and (4.34)% for the periods ended March 31, 2005,
           March 31, 2004 and March 31, 2003, respectively.
(4)<F47>   Annualized.

              See accompanying notes to the financial statements.

NOTES TO FINANCIAL STATEMENTS
March 31, 2005

(1)  ORGANIZATION

Vice Fund (the "Fund") is a separate series of MUTUALS.com (the "Trust") which is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a non-diversified open-end management company. The Trust was organized on March 20, 2001 as a Delaware business trust and may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Fund became effective on August 15, 2002 and commenced operations on August 30, 2002. The Fund is managed by Mutuals Advisors, Inc. (the "Advisor"), formerly known as MUTUALS.com, Inc.

The Fund's investment objective is long-term growth of capital.

(2)  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

   (a)  Investment Valuation

        Securities are stated at value. Securities traded on a national securities exchange are valued at the latest reported sale price on such exchange. Exchange-traded securities for which there were no transactions are valued at the latest bid prices. All equity securities that are traded using the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued using the NASDAQ Official Closing Price ("NOCP"). Debt securities (other than short-term obligations) are valued at prices furnished by a pricing service, subject to review by the Fund's Advisor. Short-term obligations (maturing within 60 days) are valued on an amortized cost basis, which approximates market value. Securities for which quotations are not readily available and other assets are valued at fair value as determined by the Advisor under the supervision of the Fund's Board of Trustees.

   (b)  Federal Income Taxes

        The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes. Therefore, no Federal income tax provision has been provided.

   (c)  Distributions to Shareholders

        The Fund will distribute any net investment income semi-annually and any net realized long or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

        The tax character of distributions paid during the year ended March 31, 2005 and the year ended March 31, 2004 were as follows:

                                        YEAR ENDED          YEAR ENDED
                                      MARCH 31, 2005      MARCH 31, 2004
                                      --------------      --------------
          Ordinary income                $38,843             $ 6,799
          Long-term capital gains        $50,782             $    --

        Due to inherent differences in the recognition of income, expenses and realized gains/losses under GAAP and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. Reclassifications were recorded to decrease undistributed net investment loss by $2,460 and decrease paid-in-capital by $2,460.

        As of March 31, 2005, the components of accumulated earnings on a tax basis were as follows:

        Cost basis of investments for federal income tax purposes  $26,854,106
                                                                   -----------
                                                                   -----------
        Gross tax unrealized appreciation                          $ 5,825,471
        Gross tax unrealized depreciation                           (1,263,275)
                                                                   -----------
        Net tax unrealized appreciation                              4,562,196
                                                                   -----------
        Undistributed ordinary income                                       --
        Undistributed long-term capital gain                            30,669
                                                                   -----------
        Total distributable earnings                                    30,669
                                                                   -----------
        Other accumulated gains (losses)                                    --
                                                                   -----------
        Total accumulated earnings                                 $ 4,592,865
                                                                   -----------
                                                                   -----------

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of losses on wash sales.

   (d)  Use of Estimates

        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   (e)  Share Valuation

        The net asset value ("NAV") per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund's shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund's net asset value per share. The Fund charges a 2.00% redemption fee on shares held less than six months. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in capital and such fees become part of the Fund's daily NAV calculation.

   (f)  Other

        Investment transactions are accounted for on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)  TRANSACTIONS WITH AFFILIATES

The Trust has an Investment Advisory Agreement (the "Agreement") with the Advisor, with whom a certain officer of the Trust is affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 0.95% of the Fund's average daily net assets.

The Advisor has agreed to waive, through July 31, 2014, its management fee and/or reimburse the Fund's other expenses to the extent necessary to ensure that the Fund's operating expenses do not exceed 1.75% of the Fund's average daily net assets. For the year ended March 31, 2005, the Advisor waived its fees of $162,147. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Fund's expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring in:

                  2006            $ 82,521
                  2007            $129,359
                  2008            $162,147

The Trust has also entered into a Shareholder Services Agreement with the Advisor, under which the Advisor and other third parties provide certain services to existing shareholders. The Advisor receives an annual fee of 0.25% of the Fund's average daily net assets. During the year ended March 31, 2005, the Fund accrued expenses of $44,232 under this plan.

MUTUALS.com, Inc., the affiliated broker of the Trust, which is owned by the same holding company as the Advisor, did not receive any brokerage commissions from the Fund during the year ended March 31, 2005.

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund.

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the "Distributor") a distribution fee of 0.25% of the Fund's average daily net assets for services to prospective Fund shareholders and distribution of Fund shares. During the year ended March 31, 2005, the Fund accrued expenses of $44,232 pursuant to the 12b-1 Plan.

(4)  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

                                             YEAR ENDED          YEAR ENDED
                                           MARCH 31, 2005      MARCH 31, 2004
                                           --------------      --------------
     Shares sold                             1,486,616            429,047
     Shares issued to holders in
       reinvestment of distributions             5,398                636
     Shares redeemed                          (228,729)          (106,747)
                                             ---------           --------
     Net increase                            1,263,285            322,936
                                             ---------           --------
                                             ---------           --------

(5)  INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the year ended March 31, 2005, were $20,822,169 and $2,635,356, respectively. There were no purchases or sales of U.S. government securities.

(6)  CREDIT FACILITY

U.S. Bank, N.A. (the "Bank") has made available to the Fund a credit facility pursuant to a Loan and Security Agreement dated October 1, 2004 for the purpose of purchasing portfolio securities. The Fund did not draw upon this line of credit during the year ended March 31, 2005.

(7)  LEGAL PROCEEDINGS

On December 4, 2003, the SEC filed a civil action (the "Action") in the United States district Court for the Northern District of Texas against MUTUALS.com, Inc. ("MUTUALS.com"), a registered broker-dealer and the former investment adviser to the Funds; two affiliated broker-dealers: Connely Dowd Management, Inc. ("CDM") and MTT Fundcorp, Inc. ("MTT"); and the following individuals:
Richard Sapio, the former CEO of MUTUALS.com; Eric McDonald, the former President of MUTUALS.com and CDM; and Michele Leftwich, the former compliance officer of MUTUALS.com and President of MTT.

The Action alleges that MUTUALS.com engaged in certain improper trading practices known as "market timing" and "late trading" in connection with certain mutual fund companies unaffiliated with the Funds. The Action seeks injunctions, disgorgement of profits and civil monetary penalties.

Simultaneously with the filing of the Action, MUTUALS.com and the SEC stipulated to the entry of an Order appointing Mr. Ralph S. Janvey, Esq. of Dallas, Texas as a Special Monitor of MUTUALS.com.

The Trustees of the Funds are actively monitoring these matters and intend to take appropriate action if and when necessary.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
MUTUALS.COM
DALLAS, TEXAS

We have audited the accompanying statement of assets and liabilities of the Vice Fund, a series of Mutuals.com, including the schedule of investments, as of March 31, 2005, the related statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended March 31, 2003 was audited by other auditors, whose report dated May 1, 2003, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2005 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Vice Fund as of March 31, 2005, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                             TAIT, WELLER & BAKER
Philadelphia, Pennsylvania
April 22, 2005

ADDITIONAL INFORMATION

INFORMATION ABOUT TRUSTEES

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees of the Fund is set forth below. The SAI includes additional information about the Fund's Trustees and is available, without charge, upon request by calling 1-866-264-8783.

NON-INTERESTED TRUSTEES
-----------------------

                                           TERM OF             PRINCIPAL                    NUMBER OF     OTHER
                            POSITION       OFFICE AND          OCCUPATION                   PORTFOLIOS    DIRECTORSHIPS
NAME,                       HELD WITH      LENGTH OF           DURING PAST                  OVERSEEN      HELD BY
ADDRESS AND AGE             THE TRUST      TIME SERVED         FIVE YEARS                   BY TRUSTEE    TRUSTEE
---------------             ---------      -----------         -----------                  ----------    -------------
Dr. Michael D. Akers        Trustee        Indefinite term;    Associate Professor              4         Independent
Straz Hall, 481                            Since 2001          of Accounting,                             Trustee, Trust for
606 N. 13th Street                                             Marquette University                       Professional
Milwaukee, WI  53201                                           (1996 - present)                           Managers (an
Age:  48                                                                                                  open-end
                                                                                                          investment
                                                                                                          company)

Gary A. Drska               Trustee        Indefinite term;    Captain, Midwest                 4         Independent
6744 S. Howell Ave.                        Since 2001          Airlines (Airline                          Trustee, Trust for
Oak Creek, WI  53154                                           Company) (2000 -                           Professional
Age:  46                                                       present); Director -                       Managers (an
                                                               Flight Standards and                       open-end
                                                               Training (July 1990 -                      investment
                                                               December 1999)                             company)

INTERESTED TRUSTEE AND OFFICERS
-------------------------------

                                           TERM OF             PRINCIPAL                    NUMBER OF     OTHER
                            POSITION(S)    OFFICE AND          OCCUPATION                   PORTFOLIOS    DIRECTORSHIPS
NAME,                       HELD WITH      LENGTH OF           DURING PAST                  OVERSEEN      HELD BY
ADDRESS AND AGE             THE TRUST      TIME SERVED         FIVE YEARS                   BY TRUSTEE    TRUSTEE
---------------             ---------      -----------         -----------                  ----------    -------------
Joseph C. Neuberger*<F48>   Trustee        Indefinite term;    Senior Vice President,           4         Trustee, Trust for
615 E. Michigan Street      and            Since 2001          U.S. Bancorp Fund                          Professional
Milwaukee, WI  53202        Chairperson                        Services, LLC                              Managers (an
Age:  42                                                       (1994 - present)                           open-end
                                                                                                          investment
                                                                                                          company);
                                                                                                          Director/Trustee,
                                                                                                          Buffalo Funds
                                                                                                          (an open-end
                                                                                                          investment
                                                                                                          company)

Dan S. Ahrens               President      Indefinite term;    President, Mutuals               N/A       N/A
700 N. Pearl St.,           and            Since 2003          Advisors, Inc. and
Suite 900                   Treasurer                          MUTUALS.com
Dallas, TX 75201                                               (2004 - present);
Age:  38                                                       Vice President,
                                                               MUTUALS.com, Inc.
                                                               (1999 - 2003)

Chad E. Fickett             Secretary      Indefinite term;    Assistant Vice President,        N/A       N/A
615 E. Michigan St.                        Since 2004          U.S. Bancorp Fund
Milwaukee, WI 53202                                            Services, LLC
Age:  30                                                       (2000 - present)

Jane L. Stafford            Chief          Indefinite term;    Managing Member,                 N/A       N/A
4600 Madison,               Compliance     Since 2004          Stafford & Associates
Suite 150                   Officer                            llc (2004 - present);
Kansas City, MO 64112                                          Of Counsel, Spencer
Age:  49                                                       Fane Britt & Brown
                                                               LLC (1997 - 2004)

*<F48> This trustee is considered an "interested person" as defined in the 1940 Act because of his affiliation with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide fund accounting, administration, transfer agency and custodian services to the Funds.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in the annual report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the advisor's or portfolio manager's forecasts and predictions, and the appropriateness of the investment programs designed by the advisor or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

PROXY VOTING POLICIES AND PROCEDURES

The Vice Fund has adopted proxy voting policies and procedures that delegate to Mutuals Advisors, Inc., the Fund's investment advisor (the "Advisor"), the authority to vote proxies. A description of the Vice Fund's proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-866-264-8783. A description of these policies and procedures is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at http://www.sec.gov.

The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 are available without charge by calling 1-866-264-8783 or by accessing the SEC's website at http://www.sec.gov.

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters on Form N-Q. Form N-Q is available without charge, upon request, by calling 1-866-264-8783 or by accessing the SEC's website at http://www.sec.gov.

VICE FUND

Investment Advisor                      MUTUALS ADVISORS, INC.
                                        Plaza of the Americas
                                        700 North Pearl Street, Suite 900
                                        Dallas, Texas 75201

Legal Counsel                           GODFREY & KAHN, S.C.
                                        780 North Water Street
                                        Milwaukee, Wisconsin 53202

Independent Registered Public           TAIT, WELLER & BAKER
Accounting Firm                         1818 Market Street, Suite 2400
                                        Philadelphia, Pennsylvania 19103

Transfer Agent, Fund Accountant         U.S. BANCORP FUND SERVICES, LLC
and Fund Administrator                  615 East Michigan Street
                                        Milwaukee, Wisconsin 53202

Custodian                               U.S. BANK, N.A.
                                        425 Walnut Street
                                        Cincinnati, Ohio 45202

Distributor                             QUASAR DISTRIBUTORS, LLC
                                        615 East Michigan Street
                                        Milwaukee, Wisconsin 53202

Printed on recycled paper

ITEM 2. CODE OF ETHICS.
-----------------------

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

The registrant's board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael D. Akers is the audit committee financial expert and is considered to be independent in accordance with Commission rules. Dr. Akers holds a Ph.D. in accountancy and is an associate professor of accounting at Marquette University in Milwaukee, Wisconsin.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. "All other fees" refer to the aggregate fees billed for products and services provided by the principal accountant other than "Audit fees", "Audit-related fees", and "Tax fees." The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

                                  FYE 3/31/2005          FYE 3/31/2004
                                  -------------          -------------
       Audit Fees                     $68,000                $52,000
       Audit-Related Fees               $0                   $12,000
       Tax Fees                       $8,000                 $10,000
       All Other Fees                   $0                     $0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the aggregate non-audit fees billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity) for the last two years. The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

     Non-Audit Related Fees            FYE 3/31/2005      FYE 3/31/2004
     ----------------------            -------------      -------------
     Registrant                             $0               $10,000
     Registrant's Investment Adviser        $0                 $0

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the reports to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------
Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

The registrant does not currently have procedures by which shareholders may recommend nominees to the registrant's board of trustees. The registrant's independent trustees serve as its nominating committee.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(b) under the Act) that occurred during the Registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
-----------------

(a)  (1) Any code of ethics.  Previously filed.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     MUTUALS.com

     By   /s/Dan Ahrens
          -----------------------------------
          Dan Ahrens, President and Treasurer

     Date    June 2, 2005
           -------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

     By   /s/Dan Ahrens
          -----------------------------------
          Dan Ahrens, President and Treasurer

     Date    June 2, 2005
           -------------------